FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets and financial liabilities
Non-current investments (Equity investment in publicly listed entities)	$ 325	$ 1,075
Warrants	15,589
Transfers out of Level 1 into Level 2, Assets	0	0
Transfers out of Level 2 into Level 1, Assets	0	0
Transfers out of Level 1 into Level 2, Liabilities	0	0
Transfers out of Level 2 into Level 1, Liabilities	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	0	0
Financial liabilities at FVTPL
Financial assets and financial liabilities
Warrants	15,589
Financial liabilities at FVTPL | Level 3
Financial assets and financial liabilities
Warrants	15,589
Financial Assets at FVTPL
Financial assets and financial liabilities
Non-current investments (Equity investment in publicly listed entities)	325	1,075
Financial Assets at FVTPL | Level 1
Financial assets and financial liabilities
Non-current investments (Equity investment in publicly listed entities)	$ 325	$ 1,075